Long-Term Prepaid Expenses and Other Non-Current Assets (Schedule of composition) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deposits Loans And Other Receivables Including Derivative Instruments
Deferred expenses, net	[1]	$ 32,840	$ 42,840
Contract costs		4,337	5,119
Other non-current assets		13,637	9,307
Long term prepaid expenses and other non current assets		$ 50,814	$ 57,266

[1]	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.